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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       May 14, 2009
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $980,874,561.50


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 31 MARCH 2009

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
                                    Item 2 -                                                   Item 6:           Item 8:
                                    Title or   Item 3 -               Item 4: FMV   Item 5:     Inv     Item 7:   Voting
Item 1 - Stock Name                 Class       CUSIP     Portfolio     (in US$)     Shares  Discretion Manager Authority
----------------------------------- -------- ------------ --------- -------------- --------- ---------- ------- ---------
AMERICA MOVIL ADR                   ADR      02364W105              237,705,179.96 8,777,887    sole       1       sole   6,933,855
                                                                                                                   none   1,844,032
BANCO MACRO BANSUD ADR              ADR      05961W105               20,935,696.00 2,060,600    sole       1       sole   2,030,800
                                                                                                                   none      29,800
BANCO MACRO BANSUD B                ORD      ARBANS010010               331,653.41   320,024    sole       1       sole     320,024

BANCOLOMBIA ADR                     ADR      05968L102               33,533,473.05 1,722,315    sole       1       sole   1,237,615
                                                                                                                   none     484,700
BMB MUNAI (CERTIFICATED)                     09656A105                  768,500.00 1,325,000    sole       1       sole   1,325,000

COMPANHIA BRASILEIRA DE DIST. ADR   ADR      20440T201               28,332,504.16 1,046,252    sole       1       sole     826,190
                                                                                                                   none     220,062
CREDICORP (US)                               G2519Y108               96,121,113.44 2,052,116    sole       1       sole   1,619,520
                                                                                                                   none     432,596
EMBOTELLADORA ANDINA ADR REP A      ADR      29081P204                5,257,609.11   428,493    sole       1       sole     218,493
                                                                                                                   none     210,000
EMBOTELLADORA ANDINA ADS REP B      ADR      29081P303               56,217,530.95 3,956,195    sole       1       sole   3,216,515
                                                                                                                   none     739,680
FEMSA ADS                           ADS      344419106              138,093,875.82 5,477,742    sole       1       sole   4,317,508
                                                                                                                   none   1,160,234
INFOSYS TECHNOLOGY LTD ADR          ADR      456788108                8,780,124.04   329,708    sole       1       sole     320,776
                                                                                                                   none       8,932
ITAU UNIBANCO BANCO MULTIPLO SA ADR ADR      465562106               16,108,590.72 1,480,569    sole       1       sole   1,186,640
                                                                                                                   none     293,929
KOREA ELECTRIC POWER SPON ADR       ADR      500631106                1,232,038.35   134,649    sole       1       sole     125,511
                                                                                                                   none       9,138
MAGMA                               ORD      HRMGMARA0005               263,480.31    19,576    sole       1       sole      19,576

MOBILE TELESYSTEMS ADR              ADR      607409109              114,502,403.84 3,826,952    sole       1       sole   3,025,079
                                                                                                                   none     801,873
PLATINUM GROUP METALS LTD           ORD      72765Q205                6,540,161.67 5,175,160    sole       1       sole   5,175,160

RETALIX LTD                         ORD      M8215W109                7,575,051.56   842,618    sole       1       sole     842,618

SILICON MOTION TECHNOLOGY CORP ADR  ADR      82706C108                4,033,502.00 1,450,900    sole       1       sole   1,370,400
                                                                                                                   none      80,500
SIMCERE PHARMACEUTICAL              ORD      82859P104               12,569,435.20 2,244,542    sole       1       sole   2,244,542

SYNERON MEDICAL                     ORD      M87245102                1,334,588.01   225,057    sole       1       sole     220,751
                                                                                                                   none       4,306
TELE NORTE LESTE ADR                ADR      879246106               27,106,594.96 1,958,569    sole       1       sole   1,534,082
                                                                                                                   none     424,487
TEVA PHARMACEUTICALS SPONS ADR      ADR      881624209              163,531,454.95 3,629,999    sole       1       sole   3,078,065
                                                                                                                   none     551,934
                                                                    ==============
                                                                    980,874,561.50
                                                                    --------------
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